Segmented Information - Summary of Reconciles Total Assets to Net Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Summary of Reconciles Total Assets to Net Assets [Line Items]
Total Assets	$ 32,255	$ 27,789
Cash and cash equivalents	(1,198)	(1,234)
Deferred tax assets	(621)	(491)
Accounts payable	(7,842)	(6,999)
Accrued salaries and wages	(912)	(850)
Other accrued liabilities	(2,626)	(2,118)
Segment Net Assets	19,007	16,083
Corporate Joint Venture [Member]
Summary of Reconciles Total Assets to Net Assets [Line Items]
Long-term receivables from joint venture partners	$ (49)	$ (14)